Supplemental Guarantor Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Maximum [Member]
Condensed Financial Statements Captions [Line Items]
Percentage of Non Guarantor Subsidiaries	3.00%
425 million revolving credit facility [Member]
Condensed Financial Statements Captions [Line Items]
Unsecured revolving credit facility		$ 425